245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Summer Street Trust (the trust): File Nos. 002-58542 and 811-02737

Fidelity Capital & Income Fund
Fidelity Focused High Income Fund
Fidelity Global High Income Fund
Fidelity High Income Fund
Fidelity Series High Income Fund
Fidelity Short Duration High Income Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust